UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.

Annual Report
August 31, 2016

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar Cancer Immunotherapy ETF

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the fiscal period of October 13, 2015 (the Fund’s Inception Date) through August 31, 2016.

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index is composed of the common stock of approximately 30 pharmaceutical or biotechnology companies identified as having a high strategic focus on the development of drugs that harness the body’s own immune system to fight cancer (“Immunotherapy”).

The Fund saw negative performance during the fiscal period ending on August 31, 2016. The market price for CNCR fell 3.31% and the NAV fell 3.32%, while the S&P 500, a broad market index, gained 10.51% over the same period. The Fund’s Index fell 2.22%. Meanwhile, outstanding shares rose to 900,000.

For the period, the largest positive contributor to return was Xencor Inc. (XNCR US), adding 2.10% to the return of the Fund, gaining 85.51% with an average weighting of 3.09%. The second largest contributor to return was Five Prime Therapeutics Inc. (FPRX US), adding 1.79% to the return of the Fund, gaining 160.08% with an average weighting of 2.97%.  The third largest contributor to return was Agenus Inc. (AGEN US), adding 1.28% to the return of the Fund, gaining 33.41% with an average weighting of 3.18%.

For the period, the largest negative contributor to return was Celldex Therapeutics Inc. (CLDX US), detracting 6.77% from the return of the Fund, declining 75.32% with an average weighting of 5.09%. The security contributing second-most negatively was Newlink Genetics Corp. (NLNK US), detracting 6.21% from the return of the Fund, and declining 69.07% with an average weighting of 5.81%. The third largest negative contributor to return was Aduro Biotech Inc. (ADRO US), detracting 2.13% from the return of the Fund, and declining 35.46% with an average weight of 4.41%.

There is much ahead in the Pharmaceutical and Biotechnology sectors and we are thankful you have joined us. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar Cancer Immunotherapy ETF

Must be preceded or accompanied by a prospectus

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

A basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001).

The Loncar Cancer Immunotherapy Index (the “Index”) is an index of 30 securities that have a strategic focus on the area of cancer immunotherapy, or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Loncar Cancer Immunotherapy ETF

Short-term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 6.

The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PERFORMANCE SUMMARY (Unaudited)

Since
Total Returns	Inception
Period Ending August 31, 2016	10/13/15
Loncar Cancer Immunotherapy ETF – NAV	(3.32)%
Loncar Cancer Immunotherapy ETF – Market	(3.31)%
Loncar Cancer Immunotherapy Index	(2.22)%
S&P 500 Index	10.51%

This chart illustrates the performance of the hypothetical $10,000 investment made on October 13, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of August 31, 2016 (Unaudited)

	Percentage of
Sector	Net Assets
Pharmaceutical and Medicine Manufacturing	66.7%
Scientific Research and Development Services	24.0
Drugs and Druggists’ Sundries Merchant Wholesalers	5.5
Biotechnology	3.8
Other Assets in Excess of Liabilities	0.0	+
Short-Term Investments	0.0	+
Total	100.0%

+	Represents less than 0.05% of net assets.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2016

Shares	Security Description	Value

	COMMON STOCKS – 100.0%

	Biotechnology – 3.8%
102,500	NantKwest, Inc. (a)	$829,225

	Drugs and Druggists’ Sundries
	Merchant Wholesalers – 5.5%
32,721	Atara Biotherapeutics, Inc. (a)	639,368
108,720	ZIOPHARM Oncology, Inc. (a)	551,211
		1,190,579

	Pharmaceutical and Medicine Manufacturing – 66.7%
73,145	Adaptimmune Therapeutics plc – ADR (a)	490,072
57,990	Aduro Biotech, Inc. (a)	817,079
80,825	Advaxis, Inc. (a)	931,912
167,654	Agenus, Inc. (a)	1,037,778
24,514	AstraZeneca plc – ADR	804,304
22,751	BeiGene, Ltd. – ADR (a)	653,181
53,453	Bellicum Pharmaceuticals, Inc. (a)	920,461
9,492	Bristol-Myers Squibb Company	544,746
6,758	Celgene Corporation (a)	721,349
153,587	Celldex Therapeutics, Inc. (a)	509,909
102,694	Compugen, Ltd. – ADR (a)	721,939
67,396	CytomX Therapeutics, Inc. (a)	790,555
16,521	Five Prime Therapeutics, Inc. (a)	726,594
63,383	Inovio Pharmaceuticals, Inc. (a)	581,222
12,904	Kite Pharma, Inc. (a)	743,528
87,396	Lion Biotechnologies, Inc. (a)	695,672
11,779	Merck & Company, Inc.	739,603
63,479	NewLink Genetics Corporation (a)	646,216
8,809	Novartis AG – ADR	693,885
19,491	Pfizer, Inc.	678,287
		14,448,292

	Scientific Research and Development Services – 24.0%
4,447	Amgen, Inc.	756,257
16,517	Bluebird Bio, Inc. (a)	814,950
25,254	Cellectis S.A. – ADR (a)	669,736
8,467	Incyte Corporation (a)	686,674

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Scientific Research and
	Development Services (Continued)
15,776	Juno Therapeutics, Inc. (a)	$466,654
26,583	MacroGenics, Inc. (a)	792,439
47,916	Xencor, Inc. (a)	1,012,465
		5,199,175
	TOTAL COMMON STOCKS (Cost $23,628,022)	21,667,271

	SHORT-TERM INVESTMENTS – 0.0%+
	Short Term Investments Trust – Government
	& Agency Portfolio – Institutional Class, 0.29%*	1,474
1,474	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,474)	1,474
	TOTAL INVESTMENTS – 100.0%
	(Cost $23,629,496)	21,668,745
	Other Assets in Excess of Liabilities – 0.0%+	6,256
	NET ASSETS – 100.0%	$21,675,001

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of August 31, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF ASSETS AND LIABILITIES
At August 31, 2016

ASSETS
Investments in securities, at value (Cost $23,629,496)	$21,668,745
Dividends and interest receivable	21,327
Total assets	21,690,072

LIABILITIES
Management fees payable	15,071
Total liabilities	15,071

NET ASSETS	$21,675,001

Net Assets Consist of:
Paid-in capital	$24,528,944
Undistributed (accumulated) net investment income (loss)	(76,323)
Accumulated net realized gain (loss) on investments	(816,869)
Net unrealized appreciation (depreciation) on investments	(1,960,751)
Net assets	$21,675,001

Net Asset Value:
Net assets	$21,675,001
Shares outstanding^	900,000
Net asset value, offering and redemption price per share	$24.08

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2016*

INCOME
Dividends (net of foreign withholding tax of $3,571)	$121,464
Interest	98
Total investment income	121,562

EXPENSES
Management fees	124,026
Total expenses	124,026
Net investment income (loss)	(2,464)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(861,990)
Change in unrealized appreciation (depreciation) on investments	(1,960,751)
Net realized and unrealized gain (loss) on investments	(2,822,741)
Net increase (decrease) in net assets
resulting from operations	$(2,825,205)

*	Fund commenced operations on October 13, 2015. The information presented is for the period from October 13, 2015 to August 31, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2016*
OPERATIONS
Net investment income (loss)	$(2,464)
Net realized gain (loss) on investments	(861,990)
Change in unrealized appreciation
(depreciation) of investments	(1,960,751)
Net increase (decrease) in net
assets resulting from operations	(2,825,205)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(73,859)
Total distributions to shareholders	(73,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	26,722,170
Payments for shares redeemed	(2,148,105)
Net increase (decrease) in net assets derived
from capital share transactions (a)	24,574,065
Net increase (decrease) in net assets	$21,675,001

NET ASSETS
Beginning of period	$—
End of period	$21,675,001
Undistributed (accumulated)
net investment income (loss)	$(76,323)

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2016*
Shares
Subscriptions	1,000,000
Redemptions	(100,000)
900,000

*	Fund commend operations on October 13, 2015. The information presented is for the period from October 13, 2015 to August 31, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31, 2016(1)

Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.00	)(3)
Net realized and unrealized gain (loss) on investments	(0.81)
Total from investment operations	(0.81)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$24.08
Total return	(3.32	)%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)
Net investment income (loss) to average net assets	(0.02	)%(5)

Portfolio Turnover Rate(6)	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Fund commenced operations on October 13, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.  Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,667,271	$—	$—	$21,667,271
Short-Term Investments	1,474	—	—	1,474
Total Investments
in Securities	$21,668,745	$—	$—	$21,668,745

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2016, the Fund did not recognize any transfers to or from levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended August 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NASDAQ is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in kind. For the period ended August 31, 2016, the following table shows the reclassifications made:

Undistributed Net
Investment	Accumulated Net Realized
Income/(Loss)	Gain/(Loss)	Paid-In Capital

$—	$45,121	$(45,121)

During the period ended August 31, 2016, the Fund realized $45,121 in net capital losses on a tax basis resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because capital gains and losses resulting from in-kind redemptions are not taxable events to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., (the “Custodian”) an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended August 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $8,437,715 and $8,429,913, respectively.

During the period ended August 31, 2016, there were no purchases or sales of U.S. Government securities.

During the period ended August 31, 2016, in-kind transactions associated with creations and redemptions were $26,625,235 and $2,143,024, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2016 were as follows:

Tax cost of investments	$24,026,169
Gross tax unrealized appreciation	2,106,955
Gross tax unrealized depreciation	(4,464,379)
Net tax unrealized appreciation/(depreciation)	(2,357,424)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(496,519)
Total accumulated gain/(loss)	$(2,853,943)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of August 31, 2016, the Fund deferred, on a tax-basis, post-October capital losses of $420,196 and late-year ordinary losses of $76,323.

As of August 31, 2016, the Fund had no short-term or long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the period ended August 31, 2016 was ordinary income of $73,859.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created,

Loncar Cancer Immunotherapy ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $150. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar Cancer Immunotherapy ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Loncar Cancer Immunotherapy ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loncar Cancer Immunotherapy ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period October 13, 2015 (commencement of operations) through August 31, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loncar Cancer Immunotherapy ETF as of August 31, 2016, the results of its operations, changes in its net assets, and the financial highlights for the period October 13, 2015 (commencement of operations) through August 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 28, 2016

Loncar Cancer Immunotherapy ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	14	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (35
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	14	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	14	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	14	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Loncar Cancer Immunotherapy ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice
Born: 1982	Compliance	term;	President (2014–2015); Assistant Vice President,
	Officer	since 2015	USBFS (2011–2014); Operations Manager,
USBFS (2007–2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011–2013).

The Statement of Additional Information includes additional information about the Trustees as is available without charge, up on request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Loncar Cancer Immunotherapy ETF

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2016 (Unaudited)

As a shareholder of Loncar Cancer Immunotherapy ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2016	August 31, 2016	During the Period(1)
Actual	$1,000.00	$1,201.60	$4.37
Hypothetical (5% annual	$1,000.00	$1,025.14	$4.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent twelve month period, 366 days.

Loncar Cancer Immunotherapy ETF
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2016 was 93.51%.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Loncar Cancer Immunotherapy ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.loncarfunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer).  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Filed herewithin

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 08/31/2016
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 08/31/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2016
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     November 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     November 7, 2016

By (Signature and Title)*   /s/ Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date     November 7, 2016

* Print the name and title of each signing officer under his or her signature.